Bank and other Loans and Banking Facilities - Schedule of Long-Term Bank Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Bank loans	$ 134,663	$ 146,295	$ 164,580	$ 184,766	$ 123,159
Loan from Bank of Beijing
Debt Instrument [Line Items]
Bank loans					$ 7,017
Bank loans, Repayment Frequency					Quarterly
Loan from Bank of China
Debt Instrument [Line Items]
Bank loans	$ 62,172	$ 73,170	$ 81,929	$ 94,601	$ 95,559
Bank loans, Repayment Frequency	Semi-annually	Semi-annually	Semi-annually	Semi-annually	Semi-annually
Loan from Xiamen International Bank
Debt Instrument [Line Items]
Bank loans					$ 16,365
Bank loans, Repayment Frequency					Semi-annually
Loan from Industrial Bank
Debt Instrument [Line Items]
Bank loans					$ 4,218
Bank loans, Repayment Frequency					Quarterly
Loan from Bank of Guangzhou
Debt Instrument [Line Items]
Bank loans	$ 64,006	$ 73,125	$ 82,651	$ 90,165
Bank loans, Repayment Frequency	Semi-annually	Semi-annually	Semi-annually	Semi-annually
Loan from Shenzhen Rural Commercial Bank (December 26, 2032)
Debt Instrument [Line Items]
Bank loans	$ 8,485
Bank loans, Repayment Frequency	per month
Loan from Shenzhen Rural Commercial Bank (December 31, 2029)
Debt Instrument [Line Items]
Bank loans	$ 8,485
Bank loans, Repayment Frequency	per month